Other disclosures - Related party transactions - Narrative (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share repurchase programme of Novo Nordisk B shares
Disclosure of subsidiaries [line items]
Share repurchase programme, authorized amount	kr 30,000
Parent | Novo Holdings A/S
Disclosure of subsidiaries [line items]
Share capital owned (as a percent)	28.10%
Number of votes (as a percent)	77.10%
Purchase of Novo Nordisk B shares	kr 8,775	kr 6,984	kr 6,695
Parent | Novo Holdings A/S | B shares
Disclosure of subsidiaries [line items]
Number of shares acquired (in shares)	14,025